Trade Receivables and Other Assets - Narrative (Details) $ in Thousands							12 Months Ended		12012 Months Ended
	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)	May 15, 2024 USD ($)	Aug. 01, 2023 USD ($)	Jul. 31, 2023 USD ($) royalty	May 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 3024 USD ($)
Trade And Other Current Receivable [Line Items]
Value added tax payables							$ 2,464
Forecast | Scout | Disposal of major subsidiary
Trade And Other Current Receivable [Line Items]
Consideration paid									$ 1,100
Scout
Trade And Other Current Receivable [Line Items]
Percentage of equity interests acquired					19.90%
Consideration received, total capital raised					$ 5,000
Number of monthly payments | royalty					24
Portion of consideration paid (received) consisting of cash and cash equivalents				$ 10
Consideration received, annual advanced royalty					$ 10
Consideration received, annual advanced royalty per mineral property, increase per year					10
Scout | Top of range
Trade And Other Current Receivable [Line Items]
Consideration received, annual advanced royalty					$ 75
Scout | Forecast
Trade And Other Current Receivable [Line Items]
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 1,000	$ 500
Consideration paid	$ 1,500
Deferred compensation
Trade And Other Current Receivable [Line Items]
Amount received							2,550	$ 400
Consideration for sale of Scout Drilling LLC							621
Deferred compensation | Aftermath
Trade And Other Current Receivable [Line Items]
Amount received						$ 2,500	2,500	400
Consideration for sale of Scout Drilling LLC							0
Deferred compensation | Aftermath | Extension Of Deferred Payments With Related Party
Trade And Other Current Receivable [Line Items]
Amount received			$ 3,000
Deferred compensation | Scout
Trade And Other Current Receivable [Line Items]
Amount received							50	$ 0
Consideration for sale of Scout Drilling LLC							$ 621